Property and Equipment, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation and Amortization	$ 12,348,000	$ 13,220,000	$ 7,649,000
Prosper Funding LLC
Property, Plant and Equipment [Line Items]
Depreciation and Amortization	5,853,000	4,083,000	3,161,000
Property and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and Amortization	10,963,000	9,381,000	6,080,000
Software and website development costs
Property, Plant and Equipment [Line Items]
Capitalized internal-use software and website development costs	3,687,000	6,251,000	7,348,000
Gain on disposal and impairment charges	(11,000)	1,083,000	0
Software and website development costs | Prosper Funding LLC
Property, Plant and Equipment [Line Items]
Capitalized internal-use software and website development costs	$ 3,700,000	$ 5,800,000	$ 10,500,000